Capital management (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	April 30 2021	January 31 2021	October 31 2020
Capital
Common Equity Tier 1 capital	$49,697	$49,542	$49,165
Net Tier 1 capital	55,152	55,293	55,362
Total regulatory capital	63,686	63,724	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$404,727	$406,780	$417,138
Leverage exposures	1,180,223	1,179,755	1,170,290
Capital ratios
Common Equity Tier 1 capital ratio	12.3%	12.2%	11.8%
Tier 1 capital ratio	13.6%	13.6%	13.3%
Total capital ratio	15.7%	15.7%	15.5%
Leverage ratio	4.7%	4.7%	4.7%
(1)	As at April 30, 2021, January 31, 2021 and October 31, 2020, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.